Supplement dated October 8, 2002 to Prospectus dated May 1, 2002 for the Pacific Innovations Select, a variable annuity contract issued by Pacific Life & Annuity Company

Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us”, or “our” refer to Pacific Life & Annuity Company; “you” or “your” refer to the Contract Owner.

This supplement which amends the Prospectus describes decreases in Advisory Fees, changes in Portfolio Managers, and describes the Guaranteed Protection Advantage (GPA) Rider, a new optional rider:
Advisory Fees for the I-Net Tollkeeper and Emerging Markets Portfolios will be reduced.
Effective November 1, 2002, the I-Net Tollkeeper Advisory Fee will be reduced to 1.15% of average daily net assets.

Effective January 1, 2003, the Emerging Markets Advisory Fee will be reduced to 1.00% of average daily net assets.

The Large-Cap Core Variable Investment Option will change its name and the underlying Portfolio’s main investments will change.
Effective January 1, 2003, the name of the Large-Cap Core Variable Investment Option will be changed to Main Street® Core Variable Investment Option.

This will reflect a change in name of the underlying Large-Cap Core Portfolio. Any reference to the Large-Cap Core Portfolio, Subaccount, or Variable Investment Option throughout the Prospectus, Statement of Additional Information, and/or Supplement will be revised to be the Main Street Core Portfolio, Subaccount, or Variable Investment Option.

Effective January 1, 2003, the Main Street Core Portfolio’s main investments will be: Equity Securities of large U.S. Companies.

The Portfolio Managers for the Multi-Strategy, Main Street® Core, and Emerging Markets Portfolios will change.	Effective January 1, 2003, OppenheimerFunds, Inc. will become the Portfolio Manager of the Multi-Strategy, Main Street Core, and Emerging Markets Portfolios.
AN OVERVIEW OF PACIFIC INNOVATIONS SELECT is amended.
The AN OVERVIEW OF PACIFIC INNOVATIONS SELECT section is amended by adding the following:

Optional Rider

Guaranteed Protection Advantage (GPA) Rider

The optional Guaranteed Protection Advantage Rider provides for an additional amount that may be added to your Contract Value when an asset allocation program, established and maintained by us for this Rider, is used for a 10-year period (the “Term”). The Term begins on the Effective Date of the Rider. Your entire Contract Value must be invested in an asset allocation program established and maintained by us for the Rider during the entire Term for the additional amount to be added to your Contract. Subject to certain limitations, you can buy the Guaranteed Protection Advantage Rider at any time during the Contract Year. The Guaranteed Protection Advantage Rider may not be available. Ask your registered representative about its current availability.

AN OVERVIEW OF PACIFIC INNOVATIONS SELECT—Contract Expenses is amended.
The Contract Expenses section of the Prospectus is amended by adding the following:

Guaranteed Protection Advantage (GPA) Annual Charge
(Guaranteed Protection Charge) (Optional Rider)
(calculated as a percentage of Contract Value) [5]                         0.10%

5   If you buy the Guaranteed Protection Advantage Rider (subject to availability), we deduct this charge from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect. If the Rider is terminated for reasons other than death or annuitization, this charge will be deducted on the effective date of termination.

AN OVERVIEW OF PACIFIC INNOVATIONS SELECT—Examples is replaced.
The Examples section is replaced with the following:

The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

These examples assume the following:

• the Contract Value starts at $65,000;

• the Variable Investment Options have an annual return of 5%;

• the Annual Fee is deducted even when the Contract Value goes over $50,000 and a waiver would normally apply;

• the current program to reimburse to Pacific Select Fund Portfolio expenses in excess of the 0.10% expense cap as described in Pacific Select Fund Annual Expenses will continue for at least 10 years.

without Riders reflects the expenses you would pay if you did not buy the optional Stepped-Up Death Benefit Rider (SDBR) or the Guaranteed Protection Advantage (GPA) Rider, collectively referred to below as “Riders”.

with Riders reflects the maximum amount of expenses you would pay if you bought the optional combination of Riders whose cumulative expense totaled more than any other optional combination.

These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

	Expenses if you annuitized your Contract ($)				Expenses if you surrendered your Contract ($)				Expenses if you did not annuitize or surrender, but left the money in your Contract ($)

Variable Account	1 yr	3 yrs	5 yrs	10 yrs	1 yr	3 yrs	5 yrs	10 yrs	1 yr	3 yrs	5 yrs	10 yrs

Blue Chip
without Riders	90	84	143	302	90	120	143	302	27	84	143	302
with Riders	93	93	157	331	93	129	157	331	30	93	157	331

Aggressive Growth
without Riders	91	87	147	311	91	123	147	311	28	87	147	311
with Riders	94	96	162	340	94	132	162	340	31	96	162	340

Emerging Markets
without Riders	93	93	158	331	93	129	158	331	30	93	158	331
with Riders	96	102	172	359	96	138	172	359	33	102	172	359

Diversified Research
without Riders	90	82	140	296	90	118	140	296	27	82	140	296
with Riders	93	91	154	325	93	127	154	325	30	91	154	325

Small-Cap Equity
without Riders	87	74	127	271	87	110	127	271	24	74	127	271
with Riders	90	83	142	301	90	119	142	301	27	83	142	301

International Large-Cap
without Riders	92	88	149	315	92	124	149	315	29	88	149	315
with Riders	95	97	164	344	95	133	164	344	32	97	164	344

I-Net Tollkeeper
without Riders	92	90	153	323	92	126	153	323	29	90	153	323
with Riders	95	99	168	351	95	135	168	351	32	99	168	351

Financial Services
without Riders	92	90	152	321	92	126	152	321	29	90	152	321
with Riders	95	98	167	349	95	134	167	349	32	98	167	349

Health Sciences
without Riders	92	90	152	321	92	126	152	321	29	90	152	321
with Riders	95	98	167	349	95	134	167	349	32	98	167	349

Technology
without Riders	92	90	152	321	92	126	152	321	29	90	152	321
with Riders	95	98	167	349	95	134	167	349	32	98	167	349

Telecommunications
without Riders	92	90	153	322	92	126	153	322	29	90	153	322
with Riders	95	99	167	350	95	135	167	350	32	99	167	350

	Expenses if you annuitized your Contract ($)				Expenses if you surrendered your Contract ($)				Expenses if you did not annuitize or surrender, but left the money in your Contract ($)

Variable Account	1 yr	3 yrs	5 yrs	10 yrs	1 yr	3 yrs	5 yrs	10 yrs	1 yr	3 yrs	5 yrs	10 yrs

Multi-Strategy
without Riders	87	74	127	271	87	110	127	271	24	74	127	271
with Riders	90	83	142	301	90	119	142	301	27	83	142	301

Main Street Core (formerly called Large-Cap Core)
without Riders	87	74	127	271	87	110	127	271	24	74	127	271
with Riders	90	83	142	301	90	119	142	301	27	83	142	301

Strategic Value
without Riders	91	85	145	307	91	121	145	307	28	85	145	307
with Riders	94	94	160	335	94	130	160	335	31	94	160	335

Growth LT
without Riders	88	77	132	281	88	113	132	281	25	77	132	281
with Riders	91	86	147	311	91	122	147	311	28	86	147	311

Focused 30
without Riders	91	85	145	307	91	121	145	307	28	85	145	307
with Riders	94	94	160	335	94	130	160	335	31	94	160	335

Mid-Cap Value
without Riders	89	80	137	291	89	116	137	291	26	80	137	291
with Riders	92	89	152	320	92	125	152	320	29	89	152	320

International Value
without Riders	91	82	139	295	91	118	139	295	28	82	139	295
with Riders	94	90	154	324	94	126	154	324	31	90	154	324

Capital Opportunities
without Riders	91	81	138	293	91	117	138	293	28	81	138	293
with Riders	94	90	153	322	94	126	153	322	31	90	153	322

Mid-Cap Growth
without Riders	90	84	143	302	90	120	143	302	27	84	143	302
with Riders	93	93	157	331	93	129	157	331	30	93	157	331

Global Growth
without Riders	98	106	179	373	98	142	179	373	35	106	179	373
with Riders	101	115	194	399	101	151	194	399	38	115	194	399

Equity Index
without Riders	83	62	107	230	83	98	107	230	20	62	107	230
with Riders	86	71	122	261	86	107	122	261	23	71	122	261

Small-Cap Index
without Riders	86	71	121	259	86	107	121	259	23	71	121	259
with Riders	89	80	136	289	89	116	136	289	26	80	136	289

Real Estate (formerly called REIT)
without Riders	92	88	150	316	92	124	150	316	29	88	150	316
with Riders	95	97	165	345	95	133	165	345	32	97	165	345

Inflation Managed
without Riders	87	73	126	268	87	109	126	268	24	73	126	268
with Riders	90	82	141	298	90	118	141	298	27	82	141	298

Managed Bond
without Riders	87	73	125	266	87	109	125	266	24	73	125	266
with Riders	90	82	140	296	90	118	140	296	27	82	140	296

Money Market
without Riders	84	64	110	237	84	100	110	237	21	64	110	237
with Riders	87	73	126	268	87	109	126	268	24	73	126	268

High Yield Bond
without Riders	87	73	124	265	87	109	124	265	24	73	124	265
with Riders	90	82	139	295	90	118	139	295	27	82	139	295

Equity Income
without Riders	91	85	145	307	91	121	145	307	28	85	145	307
with Riders	94	94	160	335	94	130	160	335	31	94	160	335

Research
without Riders	91	87	147	311	91	123	147	311	28	87	147	311
with Riders	94	96	162	340	94	132	162	340	31	96	162	340

Equity
without Riders	87	75	128	272	87	111	128	272	24	75	128	272
with Riders	90	84	143	302	90	120	143	302	27	84	143	302

Aggressive Equity
without Riders	89	80	136	289	89	116	136	289	26	80	136	289
with Riders	92	89	151	318	92	125	151	318	29	89	151	318

Large-Cap Value
without Riders	89	80	137	290	89	116	137	290	26	80	137	290
with Riders	92	89	151	319	92	125	151	319	29	89	151	319

PURCHASING YOUR CONTRACT is amended.
The PURCHASING YOUR CONTRACT section is amended by adding the following:

Purchasing the Guaranteed Protection Advantage (GPA) Rider (Optional)

You may purchase the optional Guaranteed Protection Advantage Rider (subject to availability) on the Contract Date or on any subsequent Contract Anniversary if:

• the age of each Annuitant is 80 years or younger on the date of purchase,

• the date of the purchase is at least 10 years prior to your selected Annuity Date, and

• you use an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

If you purchase the Guaranteed Protection Advantage Rider within 60 days after the Contract Date or 30 days after a Contract Anniversary, the Effective Date of the Rider will be that Contract Date or Anniversary. If you purchase the Rider more than 60 days after the Contract Date or more than 30 days after the Contract Anniversary, the Effective Date of the Rider will be the next Contract Anniversary. The Rider will remain in effect, unless otherwise terminated, for a 10-year period (the “Term”) beginning on the Effective Date of the Rider.

On the last day of the Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than a specified amount (the “Guaranteed Protection Amount”). The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Guaranteed Protection Amount. The additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to the allocations used in your most recent asset allocation program.

The Guaranteed Protection Amount is equal to (a) plus (b) minus (c) as indicated below:

(a)  is the Contract Value at the start of the Term,

(b) is a percentage of each additional Purchase Payment, as determined from the table below, paid to the Contract during the Term,

(c)  is a pro rata adjustment for withdrawals made from the Contract during the Term.

The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, to the Contract Value immediately prior to the withdrawal.

	Number of Years Since Beginning of Term	Percentage of Purchase Payment Added to Guaranteed Protection Amount

	1 through 4	100%
	5	90%
	6	85%
	7	80%
	8 through 10	75%

For purposes of determining the Contract Value at the start of the Term, if the Effective Date of the Rider is the Contract Date, the Contract Value is equal to the initial Purchase Payment. If the Effective Date of the Rider is a Contract Anniversary, the Contract Value is equal to the Contract Value on that Contract Anniversary.

If, on the last day of the Term, the Contract is annuitized, the first death of an Owner or the death of the last surviving Annuitant occurs, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Guaranteed Protection Advantage Rider before the payment of any annuity or death benefits, or full withdrawal.

No additional amount will be made if the Contract Value on the last day of the term is greater than the Guaranteed Protection Amount.

You can elect to repurchase the rider subject to its availability and the then current terms and conditions of the Rider provided:

• all Annuitant(s) are 80 years or younger at the start of the new Term, and

• the new Term does not extend beyond your selected Annuity Date.

The Contract Value will be allocated among the Investment Options within the asset allocation model you have selected according to your stated risk tolerance. Subsequent Purchase Payments will also be allocated accordingly, unless otherwise instructed by you in writing. The allocation percentage for a particular Investment Option within the model you have selected may change and Investment Options may be added to or deleted from the model as a result of annual analysis. The analysis is performed each year to help maintain your stated risk tolerance. The Contract Value and any subsequent Purchase Payment will be automatically allocated each year in accordance with any new allocation percentage or any added Investment Option as a result of such analysis.

While the provisions of this Rider are in effect, Purchase Payments may be allocated to the Fixed Option only for purposes of dollar cost averaging (the periodic transfer of amounts) into the Investment Options within the asset allocation model you have selected.

Amounts transferred from the Fixed Option into the Investment Options within the asset allocation model you have selected must be made over a period not to exceed twelve (12) months.

While this Rider is in full force and in effect, you may continue to make withdrawals from the Contract in accordance with the withdrawal provisions of the Contract. Withdrawals made from the Contract during the Term will be considered in determining the Guaranteed Protection Amount. The Guaranteed Protection Advantage Rider will remain in effect until the earlier of:

• the end of the Term,

• the Contract Anniversary immediately following the date any portion of the Contract Value is no longer invested in an asset allocation program established and maintained by us for this Rider,

• the Contract Anniversary immediately following the date we receive notification from the Owner to terminate this Rider,

• the date a full withdrawal of the amount available for withdrawal is made under the Contract,

• the date of first death of an Owner or the date of death of the last surviving Annuitant,

• the date the Contract is terminated in accordance with the provisions of the Contract, or

• the Annuity Date.

If the Owner dies during the Term and the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of this Rider will continue until the end of the Term. Subject to the terms of the Rider, the surviving spouse may repurchase the Rider for another Term, provided the surviving spouse is age 80 or younger at the start of the new Term and the new Term does not extend beyond the selected Annuity Date.

CHARGES, FEES AND DEDUCTIONS is amended.
The CHARGES, FEES AND DEDUCTIONS section is amended by adding the following:

Guaranteed Protection Advantage (GPA) Annual Charge (Optional Rider)

If you purchase the Guaranteed Protection Advantage Rider, we will deduct a Guaranteed Protection Charge from your Investment Options on a proportionate basis on each Contract Anniversary that the Rider remains in effect following the Effective Date of the Rider, and if you terminate the Rider. The Guaranteed Protection Charge is equal to 0.10% multiplied by your Contract Value on the date the Charge is deducted.

Any portion of the Guaranteed Protection Charge we deduct from the Fixed Option will not be greater than the annual interest credited in excess of 3%. If you make a full withdrawal during a Contract Year, we will deduct the entire Guaranteed Protection Charge for the Contract Year from the final payment made to you.

NPISUP1002